Segmented and geographic information - Breakdown of revenue from reporting segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of operating segments [line items]
Revenue	$ 29,133	$ 25,606
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Revenue	12,031	10,942
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Revenue	6,902	6,018
Canadian Commercial Banking and Wealth Management [member] | Commercial banking [member]
Disclosure of operating segments [line items]
Revenue	2,710	2,465
Canadian Commercial Banking and Wealth Management [member] | Wealth management [member]
Disclosure of operating segments [line items]
Revenue	4,192	3,553
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Revenue	3,216	2,820
U.S. Commercial Banking and Wealth Management [member] | Commercial banking [member]
Disclosure of operating segments [line items]
Revenue	2,224	1,971
U.S. Commercial Banking and Wealth Management [member] | Wealth management [member]
Disclosure of operating segments [line items]
Revenue	992	849
Capital Markets [member]
Disclosure of operating segments [line items]
Revenue	6,148	4,800
Capital Markets [member] | Global Markets [member]
Disclosure of operating segments [line items]
Revenue	3,996	3,055
Capital Markets [member] | Corporate and investment banking [member]
Disclosure of operating segments [line items]
Revenue	2,152	1,745
Corporate and Other [member]
Disclosure of operating segments [line items]
Revenue	836	1,026
Corporate and Other [member] | International banking [member]
Disclosure of operating segments [line items]
Revenue	905	980
Corporate and Other [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	$ (69)	$ 46